Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary shares	Treasury stock	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2019	€ 11,957,913	€ 304,437	€ (370,502)	€ 3,607,662	€ 9,454,861	€ (664,987)	€ (10,460)	€ (363,098)		€ 1,269,324	€ 13,227,237
Balance at beginning of period (in shares) at Dec. 31, 2019		304,436,876	(6,107,629)
Proceeds from exercise of options and related tax effects	220	€ 7		213							220
Proceeds from exercise of options and related tax effects (in shares)		7,565
Purchase of treasury stock	(322,164)		€ (322,164)								(322,164)
Purchase of treasury stock (in shares)			(4,992,660)
Purchase/sale of noncontrolling interests	(4,565)			(4,565)						(29,731)	(34,296)
Contributions from/to noncontrolling interests										(56,179)	(56,179)
Put option liabilities	(5,339)				(5,339)						(5,339)
Net income	282,719				282,719					67,650	350,369
Other comprehensive income (loss) related to:
Foreign currency translation	83,234					87,623	(237)	(4,152)		22,444	105,678
Cash flow hedges, net of related tax effects	4,410						4,410				4,410
Comprehensive income	370,363									90,094	460,457
Balance at end of period at Mar. 31, 2020	11,996,428	€ 304,444	€ (692,666)	3,603,310	9,732,241	(577,364)	(6,287)	(367,250)		1,273,508	13,269,936
Balance at end of period (in shares) at Mar. 31, 2020		304,444,441	(11,100,289)
Balance at beginning of period at Dec. 31, 2020	11,215,080	€ 292,877		2,872,630	10,254,913	(1,936,713)	(7,706)	(346,282)	€ 85,361	1,116,230	€ 12,331,310
Balance at beginning of period (in shares) at Dec. 31, 2020		292,876,570									292,876,570
Proceeds from exercise of options and related tax effects	442	€ 11		431							€ 442
Proceeds from exercise of options and related tax effects (in shares)		11,575
Purchase/sale of noncontrolling interests	13,976			13,976						28,545	42,521
Contributions from/to noncontrolling interests										(47,175)	(47,175)
Put option liabilities	(3,853)				(3,853)						(3,853)
Net income	248,946				248,946					55,388	304,334
Other comprehensive income (loss) related to:
Foreign currency translation	497,203					504,179	(380)	(6,498)	(98)	48,593	545,796
Cash flow hedges, net of related tax effects	(1,195)						(1,195)				(1,195)
Pensions, net of related tax effects	38,877							38,877			38,877
Fair value changes	(11,401)								(11,401)		(11,401)
Comprehensive income	772,430									103,981	876,411
Balance at end of period at Mar. 31, 2021	€ 11,998,075	€ 292,888		€ 2,887,037	€ 10,500,006	€ (1,432,534)	€ (9,281)	€ (313,903)	€ 73,862	€ 1,201,581	€ 13,199,656
Balance at end of period (in shares) at Mar. 31, 2021		292,888,145									292,888,145